Fees Summary	Oct. 06, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	766.68
Total Transaction Valuation	5,551,609.8
Total Offset Amount	0
Net Fee	$ 766.68